UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  28-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     CFO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin     New York, NY/USA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $7,946,804 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO GROUP INC               CL A             037604105    81389  1327926 SH       SOLE                  1327926        0        0
BANK OF AMERICA CORPORATION    COM              060505104   221870 12429700 SH       SOLE                 12429700        0        0
CHEVRON CORP NEW               COM              166764100   293166  3866100 SH       SOLE                  3866100        0        0
CIGNA CORP                     COM              125509109   419640 11471830 SH       SOLE                 11471830        0        0
CIT GROUP INC                  COM NEW          125581801    80421  2064184 SH       SOLE                  2064184        0        0
CVS CAREMARK CORPORATION       COM              126650100   252897  6917326 SH       SOLE                  6917326        0        0
DENBURY RES INC                COM NEW          247916208    89556  5308600 SH       SOLE                  5308600        0        0
EXTERRAN HLDGS INC             COM              30225X103    39803  1646775 SH       SOLE                  1646775        0        0
EXXON MOBIL CORP               COM              30231G102   159734  2384800 SH       SOLE                  2384800        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106   119570  2515683 SH       SOLE                  2515683        0        0
GENWORTH FINL INC              COM CL A         37247D106    89007  4853167 SH       SOLE                  4853167        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104   325180 11441926 SH       SOLE                 11441926        0        0
HOLOGIC INC                    COM              436440101    91753  4948896 SH       SOLE                  4948896        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184   126207  2997800 SH       SOLE                  2997800        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184    29260   695000 SH  PUT  SOLE                   695000        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655   525469  7750000 SH  PUT  SOLE                  7750000        0        0
JPMORGAN CHASE & CO            COM              46625H100   282842  6320500 SH       SOLE                  6320500        0        0
KRAFT FOODS INC                CL A             50075N104   187769  6209300 SH       SOLE                  6209300        0        0
LORILLARD INC                  COM              544147101    22921   304636 SH       SOLE                   304636        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106   221476  4256700 SH       SOLE                  4256700        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    21813  1672800 SH       SOLE                  1672800        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118       43   428801 SH       SOLE                   428801        0        0
MOTOROLA INC                   COM              620076109   111447 15875703 SH       SOLE                 15875703        0        0
NRG ENERGY INC                 COM NEW          629377508   153044  7322688 SH       SOLE                  7322688        0        0
PHILIP MORRIS INTL INC         COM              718172109   123562  2368904 SH       SOLE                  2368904        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796     1663   130952 SH       SOLE                   130952        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    20755  1451380 SH       SOLE                  1451380        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     3496   265880 SH       SOLE                   265880        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     1865   139698 SH       SOLE                   139698        0        0
RRI ENERGY INC                 COM              74971X107   107996 29267204 SH       SOLE                 29267204        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     3361    30852 SH       SOLE                    30852        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103  3219840 27520000 SH  PUT  SOLE                 27520000        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307   117075  1455800 SH       SOLE                  1455800        0        0
VERISIGN INC                   COM              92343E102   108987  4188600 SH       SOLE                  4188600        0        0
WELLPOINT INC                  COM              94973V107   291927  4534435 SH       SOLE                  4534435        0        0